UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Chemicals (17.0%)

Agrium, Inc. (Canada)	55,700	$3,910,142

Air Liquide SA (France)	20,840	2,644,912

Arkema (France)	35,041	2,553,020

BASF SE (Germany)	122,340	8,891,543

Celanese Corp. Ser. A	81,500	3,788,935

CF Industries Holdings, Inc.	11,400	1,593,720

Dow Chemical Co. (The)	194,300	5,384,053

JSR Corp. (Japan)	97,900	1,904,839

Lanxess AG (Germany)	49,592	2,771,716

LyondellBasell Industries NV Class A (Netherlands)	119,300	3,897,531

Monsanto Co.	90,300	6,632,535

Petronas Chemicals Group Bhd (Malaysia)	1,028,400	1,983,373

Potash Corp. of Saskatchewan, Inc. (Canada)	154,900	6,753,142

PPG Industries, Inc.	27,400	2,404,350

Praxair, Inc.	33,100	3,376,200

Syngenta AG (Switzerland)(NON)	13,703	4,043,908

		62,533,919
Construction materials (0.4%)

China National Building Material Co., Ltd. (China)	1,208,000	1,465,960

		1,465,960
Containers and packaging (1.2%)

Crown Holdings, Inc.(NON)	132,600	4,284,306

		4,284,306
Energy equipment and services (9.7%)

Baker Hughes, Inc.	128,800	7,033,768

Cameron International Corp.(NON)	49,900	2,694,101

National Oilwell Varco, Inc.	68,800	4,932,960

Schlumberger, Ltd.	144,509	10,885,863

Seadrill, Ltd. (Norway)	135,218	4,722,753

Technip SA (France)	59,527	5,688,831

		35,958,276
Metals and mining (18.8%)

ArcelorMittal (France)	184,984	3,506,348

Barrick Gold Corp. (Canada)	106,700	5,655,163

BHP Billiton PLC (United Kingdom)	510,029	15,724,737

Cliffs Natural Resources, Inc.	32,600	2,210,606

First Quantum Minerals, Ltd. (Canada)	74,600	1,506,923

Fortescue Metals Group, Ltd. (Australia)	961,874	4,738,786

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	146,700	5,809,320

Newcrest Mining, Ltd. (Australia)	116,767	4,227,563

Rio Tinto PLC (United Kingdom)	318,142	16,851,718

Walter Energy, Inc.	19,400	1,390,980

Xstrata PLC (United Kingdom)	486,692	7,843,971

		69,466,115
Oil, gas, and consumable fuels (50.5%)

Apache Corp.	76,500	7,607,160

BG Group PLC (United Kingdom)	574,814	12,343,507

Cairn Energy PLC (United Kingdom)(NON)	664,910	2,860,378

Canadian Natural Resources, Ltd. (Canada)	231,400	8,692,816

Chevron Corp.	151,500	15,577,230

Cobalt International Energy, Inc.(NON)	206,178	2,204,043

CONSOL Energy, Inc.	109,300	4,551,252

Exxon Mobil Corp.	437,438	35,187,513

Gazprom OAO ADR (Russia)	236,581	2,740,980

Hess Corp.	106,300	6,401,386

Inpex Corp. (Japan)	913	6,137,793

Linn Energy, LLC (Units)	43,706	1,591,335

Marathon Oil Corp.	251,300	7,026,348

Newfield Exploration Co.(NON)	68,400	3,132,720

Nexen, Inc. (Canada)	170,936	2,847,816

Noble Energy, Inc.	68,500	6,739,715

Occidental Petroleum Corp.	43,206	4,273,073

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	212,200	1,638,130

Petroleo Brasileiro SA ADR (Brazil)	59,076	1,594,461

Petroleo Brasileiro SA ADR (Preference) (Brazil)	33,600	842,352

Royal Dutch Shell PLC Class A (United Kingdom)	386,772	13,564,483

Royal Dutch Shell PLC Class A (United Kingdom)	326,149	11,340,975

Southwestern Energy Co.(NON)	130,100	4,950,305

Swift Energy Co.(NON)	47,800	1,404,842

Total SA (France)	263,479	13,609,682

Tullow Oil PLC (United Kingdom)	331,230	7,242,043

		186,102,338
Paper and forest products (0.9%)

International Paper Co.	122,400	3,476,160

		3,476,160

Total common stocks (cost $380,112,064)		$363,287,074

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.0%)(a)
	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, April 1, 2026(i)	$132,352	$148,262

Total U.S. Government and Agency Mortgage Obligations (cost $148,262)		$148,262

SHORT-TERM INVESTMENTS (1.5%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.092%, August 23, 2012(SEGSF)	$180,000	$179,891

U.S. Treasury Bills with effective yields ranging from 0.071% to 0.111%, July 26, 2012(SEGSF)	544,000	543,672

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.083%, June 28, 2012	343,000	342,838

U.S. Treasury Bills with an effective yield of 0.124%, May 3, 2012	249,000	248,867

U.S. Treasury Bills with effective yields ranging from 0.054% to 0.077%, February 9, 2012	397,000	396,951

Putnam Money Market Liquidity Fund 0.10%(e)	3,557,388	3,557,388

SSgA Prime Money Market Fund 0.11%(P)	260,000	260,000

Total short-term investments (cost $5,529,607)		$5,529,607

TOTAL INVESTMENTS

Total investments (cost $385,789,933)(b)		$368,964,943

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $199,676,927) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	12/21/11	$4,459,482	$4,489,000	$29,518
	British Pound	Sell	12/21/11	3,651,975	3,694,363	42,388
	Canadian Dollar	Buy	12/21/11	2,787,511	2,800,004	(12,493)
	Euro	Sell	12/21/11	5,188,070	5,264,991	76,921
	Swiss Franc	Buy	12/21/11	3,254,789	3,369,288	(114,499)
Barclays Bank PLC
	Australian Dollar	Buy	12/21/11	3,545,649	3,568,495	(22,846)
	British Pound	Sell	12/21/11	5,094,585	5,172,105	77,520
	Canadian Dollar	Buy	12/21/11	3,936,601	3,954,244	(17,643)
	Euro	Buy	12/21/11	6,031,713	6,132,336	(100,623)
	Hong Kong Dollar	Buy	12/21/11	2,565,154	2,566,645	(1,491)
	Japanese Yen	Buy	12/21/11	1,359,429	1,351,905	7,524
	Swiss Franc	Sell	12/21/11	2,025,620	2,091,894	66,274
Citibank, N.A.
	British Pound	Sell	12/21/11	74,258	107,646	33,388
	Canadian Dollar	Buy	12/21/11	2,063,364	2,071,877	(8,513)
	Euro	Sell	12/21/11	3,570,212	3,573,726	3,514
	Hong Kong Dollar	Sell	12/21/11	6,629,139	6,633,165	4,026
	Singapore Dollar	Sell	12/21/11	693	702	9
	Singapore Dollar	Buy	12/21/11	708	702	6
	Swiss Franc	Sell	12/21/11	485,780	502,638	16,858
Credit Suisse AG
	Australian Dollar	Sell	12/21/11	786,775	791,113	4,338
	British Pound	Sell	12/21/11	4,466,613	4,536,627	70,014
	Canadian Dollar	Buy	12/21/11	399,364	410,316	(10,952)
	Euro	Sell	12/21/11	1,376,740	1,399,472	22,732
	Japanese Yen	Buy	12/21/11	17,550,463	17,455,565	94,898
	Norwegian Krone	Buy	12/21/11	1,396,250	1,431,902	(35,652)
Deutsche Bank AG
	Australian Dollar	Sell	12/21/11	2,804,975	2,828,946	23,971
	Canadian Dollar	Buy	12/21/11	1,605,786	1,612,157	(6,371)
	Euro	Sell	12/21/11	1,878,082	1,909,454	31,372
	Swedish Krona	Buy	12/21/11	1,289,649	1,323,347	(33,698)
Goldman Sachs International
	British Pound	Buy	12/21/11	712,592	723,741	(11,149)
	Euro	Buy	12/21/11	2,937,682	2,986,885	(49,203)
	Japanese Yen	Sell	12/21/11	1,182,645	1,175,648	(6,997)
	Norwegian Krone	Sell	12/21/11	1,450,141	1,486,364	36,223
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	17,822,594	17,940,107	(117,513)
	British Pound	Sell	12/21/11	2,072,310	2,104,080	31,770
	Hong Kong Dollar	Buy	12/21/11	5,407,708	5,410,713	(3,005)
	Norwegian Krone	Sell	12/21/11	336,985	345,608	8,623
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/21/11	1,655,733	1,666,418	(10,685)
	British Pound	Sell	12/21/11	401,589	438,386	36,797
	Canadian Dollar	Buy	12/21/11	1,745,931	1,730,947	14,984
	Euro	Sell	12/21/11	9,462,529	9,616,307	153,778
	Hong Kong Dollar	Sell	12/21/11	2,739,151	2,743,984	4,833
	Japanese Yen	Sell	12/21/11	966,687	960,942	(5,745)
	Swiss Franc	Buy	12/21/11	1,977,942	2,043,816	(65,874)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	12/21/11	2,580,094	2,591,998	11,904
	British Pound	Buy	12/21/11	3,172,518	3,220,610	(48,092)
	Canadian Dollar	Buy	12/21/11	1,882,743	1,889,173	(6,430)
	Euro	Sell	12/21/11	1,808,922	1,838,749	29,827
	Israeli Shekel	Buy	12/21/11	320,592	329,539	(8,947)
	Japanese Yen	Sell	12/21/11	1,933,942	1,922,178	(11,764)
	Swiss Franc	Sell	12/21/11	886,092	916,872	30,780
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/21/11	1,968,726	1,981,257	(12,531)
	Canadian Dollar	Buy	12/21/11	3,994,521	4,008,951	(14,430)
	Euro	Buy	12/21/11	2,035,508	2,068,376	(32,868)
	Israeli Shekel	Buy	12/21/11	320,618	329,404	(8,786)
UBS AG
	Australian Dollar	Buy	12/21/11	1,564,657	1,625,654	(60,997)
	British Pound	Sell	12/21/11	9,222,093	9,366,059	143,966
	Canadian Dollar	Buy	12/21/11	195,419	196,256	(837)
	Euro	Buy	12/21/11	8,491,330	8,631,407	(140,077)
	Israeli Shekel	Buy	12/21/11	320,618	329,260	(8,642)
	Norwegian Krone	Buy	12/21/11	829,803	850,916	(21,113)
Westpac Banking Corp.
	Australian Dollar	Sell	12/21/11	1,326,692	1,335,753	9,061
	British Pound	Sell	12/21/11	1,860,683	1,888,960	28,277
	Euro	Buy	12/21/11	5,168,694	5,254,997	(86,303)
	Japanese Yen	Sell	12/21/11	6,719,003	6,681,987	(37,016)

Total						$12,309

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $368,820,315.
(b)	The aggregate identified cost on a tax basis is $386,864,095, resulting in gross unrealized appreciation and depreciation of $21,499,160 and $39,398,312, respectively, or net unrealized depreciation of $17,899,152.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $512 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $32,144,057 and $32,781,100, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,043,122 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	45.0%
	United Kingdom	23.8
	Canada	8.0
	France	7.6
	Germany	3.2
	Australia	2.4
	Japan	2.2
	Indonesia	1.6
	Norway	1.3
	Brazil	1.1
	Switzerland	1.1
	Netherlands	1.1
	Russia	0.7
	Other	0.9

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $109,989 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $356,269 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $289,843.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$141,809,189	$80,251,425	$—
Materials	62,074,066	79,152,394	—
Total common stocks	203,883,255	159,403,819	—
U.S. Government and agency mortgage obligations	—	148,262	—
Short-term investments	3,817,388	1,712,219	—

Totals by level	$207,700,643	$161,264,300	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$12,309	$—

Totals by level	$—	$12,309	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,146,094	$1,133,785

Total	$1,146,094	$1,133,785

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012